Current and Long-Term Debt and Capital Lease Obligation, Loan Agreement and Credit Agreement (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 17, 2020	Oct. 19, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 12, 2021	Aug. 31, 2017	Jul. 31, 2014
Loan Agreement and Credit Agreement [Abstract]
Exercise price (in dollars per share)			$ 1.91			$ 11.50
Change in fair value of warrants liability			$ (926)	$ (12)	$ (54)
Letters of credit outstanding, amount	$ 2,854						$ 2,725
PacWest Bank Loan Agreement [Member]
Loan Agreement and Credit Agreement [Abstract]
Change in fair value of warrants liability			(926)	(12)	$ (54)
PacWest Bank Credit Agreement [Member]
Loan Agreement and Credit Agreement [Abstract]
Maximum borrowing capacity		$ 40,000
Increase in borrowing capacity option		$ 50,000
Term loan maturity date	Jan. 17, 2025
Percentage of commitment fee payable		0.25%
Line of credit facility for ancillary services		$ 5,000
Letters of credit outstanding, amount	$ 3,154		$ 3,104	$ 3,185
PacWest Bank Credit Agreement [Member] | Revolving Credit Facility [Member]
Loan Agreement and Credit Agreement [Abstract]
Maximum borrowing capacity		$ 40,000
Credit facility maturity date			Oct. 31, 2020
Interest rate				5.75%
PacWest Bank Credit Agreement [Member] | Prime Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Loan Agreement and Credit Agreement [Abstract]
Variable interest rate		1.00%
PacWest Bank Credit Agreement [Member] | Prime Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Loan Agreement and Credit Agreement [Abstract]
Variable interest rate		0.75%
PacWest Bank Credit Agreement [Member] | Term Loan [Member]
Loan Agreement and Credit Agreement [Abstract]
Term Loan		$ 10,000
Term loan maturity date			Oct. 18, 2021
Principal payment period			36 months
Interest rate				6.00%
PacWest Bank Credit Agreement [Member] | Term Loan [Member] | Prime Rate [Member] | Maximum [Member]
Loan Agreement and Credit Agreement [Abstract]
Variable interest rate		1.25%
PacWest Bank Credit Agreement [Member] | Term Loan [Member] | Prime Rate [Member] | Minimum [Member]
Loan Agreement and Credit Agreement [Abstract]
Variable interest rate		1.00%
PacWest Bank [Member]
Loan Agreement and Credit Agreement [Abstract]
Warrants issued (in shares)								105,005
Exercise price (in dollars per share)								$ 1.91
Expiration date			Jul. 10, 2024